Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of accounting	These unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These unaudited condensed consolidated financial statements do not include all of the disclosures required under U.S. GAAP in annual consolidated financial statements, and should be read in conjunction with our audited consolidated annual financial statements for the year ended December 31, 2025, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2025, filed with the U.S. Securities and Exchange Commission on March 26, 2026.
Use of estimates
Use of estimates
The preparation of our unaudited condensed consolidated financial statements requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenue and expenses during the reporting period. We base our estimates, judgments and assumptions on our historical experience and on information that we believe to be reasonable under the circumstances at the time they are made. Estimates and assumptions about future events and their effects cannot be perceived with certainty and these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Actual results could differ from these estimates. Estimates are used for, but are not limited to, determining the recoverability of our vessels, our assets under development, the accounting for the LOA for the FLNG Gimi, including determining the allocation of consideration between lease and non-lease components and the fair value of underlying assets in sales-type lease arrangements, and the valuation of our oil and gas derivative instruments. In assessing the recoverability of our vessels and assets under development carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, hire rates and vessel operating expenses including redeployment costs and drydocking requirements.
Accounting pronouncements that have been issued but not yet adopted
Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of June 30, 2026:

Standard	Description	Date of Adoption	Effect on our unaudited Consolidated Financial Statements or Other Significant Matters
ASU 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)
The amendments require public business entities to provide additional disaggregated disclosures of certain expense captions presented on the face of the income statement. The ASU does not change the expense captions required to be presented in the income statement; rather, it requires entities to disclose specified categories of expense information in the notes to the consolidated financial statements in order to improve transparency and comparability.

		January 1, 2027	We are still assessing the impact of this ASU. Upon adoption, the impact will be limited to additional disclosure requirements in our annual financial statements.
ASU 2025-03 - Business Combinations (Topic 805) and Consolidation (Topic 810) - Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
The amendments require entities to consider the guidance in Topic 805 when determining the accounting acquirer in the acquisition of a VIE that is a business and the transaction is primarily effected by the exchange of equity interests. The ASU is intended to improve consistency in the determination of the accounting acquirer for certain VIE transactions and does not change the accounting for acquisitions of VIEs that are not a business.

		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-04 - Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606) Clarifications to Share-Based Consideration Payable to a Customer
The amendments clarify the accounting for share-based payment awards granted by an entity as consideration payable to a customer. The ASU revises certain definitions and guidance within Topics 606 and 718, including clarifying the definition of a performance condition and eliminating the policy election related to forfeitures for service conditions associated with share-based consideration payable to a customer. The amendments are intended to reduce diversity in practice and improve consistency in application.

		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-06 - Intangibles, Goodwill and Other Internal-Use Software
The amendments modernize the guidance for internal-use software by removing references to development stages and clarifying when capitalization of software development costs should begin. Capitalization commences once management authorizes and commits to funding a software project and it is probable that the project will be completed and used as intended. The ASU also introduces guidance for assessing the probable-to-complete threshold, including consideration of development uncertainty.

		January 1, 2027	We are still assessing the impact of this ASU.